Ohio · Kentucky · Indiana · Tennessee
Kevin L. Cooney
(513) 651-6712
kcooney@fbtlaw.com
May 5, 2008
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Annuity Investors Variable Account B
The Commodore Independence Variable Annuity
File Nos. 333-51955 and 811-08017
Rule 497(j) Certification
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Frost Brown Todd LLC, on behalf of Annuity Investors Variable Account B (the Registrant) and Annuity Investors Life Insurance Company (the Depositor), certifies that (1) the form of prospectus, supplemental prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 15) to the Registrant’s Registration Statement, and (2) the text of the most recent Post-Effective Amendment was filed electronically on or about April 28, 2008.
     Please address any questions or comments to Kevin L. Cooney at (513) 651-6712 or kcooney@fbtlaw.com.

Sincerely, Frost Brown Todd LLC
By:	/s/ Kevin L. Cooney
Kevin L. Cooney